Summary of Significant Accounting Policies - Schedule of Estimated Economic Life of the Intangible Assets (Details)	Dec. 31, 2025
Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful lives	10 years
Patent [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful lives	10 years
Copyright [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful lives	10 years
Software [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful lives	3 years
Software [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful lives	10 years
Licenses acquired [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful lives	3 years